Intangible assets	6 Months Ended
Jun. 30, 2026
Intangible assets and goodwill [abstract]
Intangible assets
3.5 Intangible assets

(CHF in millions)	Patents, licenses and other rights	Software	Goodwill	Total

Cost at January 1, 2025	71.8	32.1	1.8	105.7
Accumulated Depreciation at January 1, 2025	(24.3)	(23.1)	—	(47.4)
Net book value at January 1, 2025	47.5	9.0	1.8	58.3

Six month period ended June 30, 2025
Opening net book value	47.5	9.0	1.8	58.3
Additions	1.0	1.2	—	2.2
Depreciation	(2.5)	(2.6)	—	(5.1)
Net book value at June 30, 2025	46.0	7.5	1.8	55.3

Cost at June 30, 2025	72.8	33.2	1.8	107.8
Accumulated Depreciation at June 30, 2025	(26.8)	(25.7)	—	(52.5)
Net book value at June 30, 2025	46.0	7.5	1.8	55.3

Cost at January 1, 2026	74.5	35.0	1.8	111.3
Accumulated Depreciation at January 1, 2026	(29.4)	(27.7)	—	(57.1)
Net book value at January 1, 2026	45.1	7.3	1.8	54.2

Six month period ended June 30, 2026
Opening net book value	45.1	7.3	1.8	54.2
Additions	1.8	3.5	—	5.3
Depreciation	(2.7)	(1.9)	—	(4.7)
Currency Translation	0.7	0.1	—	0.9
Net book value at June 30, 2026	44.9	9.0	1.8	55.8

Cost at June 30, 2026	77.5	39.2	1.8	118.4
Accumulated Depreciation at June 30, 2026	(32.5)	(30.1)	—	(62.6)
Net book value at June 30, 2026	44.9	9.0	1.8	55.8

As of June 30, 2026, patents, licenses and other rights include patents, domain names and license rights for trademarks.
As of June 30, 2026, software includes capitalized IT development costs not yet in use in the amount of CHF 0.6 million (December 31, 2025: CHF 0.3 million). In the six-month period ended June 30, 2026, costs recognized in general and administrative expenses within the income statement for research and development amounts to CHF 5.4 million compared to CHF 3.6 million in the six-month period ended June 30, 2025.
Goodwill is allocated and monitored at the reportable segment level. As of June 30, 2026 and December 31, 2025, there was no need to recognize any impairment of goodwill. None of the goodwill is expected to be deductible for tax purposes.